Stock Incentive Plan Compensation (Details 2)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	1.30%	0.60%
Expected volatility	91.00%	177.00%
Expected term (in years)	4 years	4 years
Expected dividend yield	0.00%	0.00%